Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2024
C000087836
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%		11.90%	9.98%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent	27.10%		15.85%	12.88%
MSCI USA Equal Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Equal Weighted Index	MSCI USA Equal Weighted Index
Average Annual Return, Percent	20.47%		12.00%	10.09%